UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03495

DWS Money Market Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices)             (Zip code)

John Millette
Secretary
One Beacon Street
Boston, MA 02108-3106

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-295-1000

Date of fiscal year end: 12/31

NY Tax Free Money Fund

Tax Free Money Fund Investment

Date of reporting period: 7/1/15-4/8/16

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-03495
Reporting Period: 07/01/2015 - 04/08/2016
DWS Money Market Trust

===================== L     Tax Free Money Fund Investment =====================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=================== M     NY Tax Free Money Fund Investment ====================

BLACKROCK MUNI NEW YORK INTERMEDIATE DURATION FUND, INC.

Ticker:       MNE            Security ID:  09255F307
Meeting Date: JUL 29, 2015   Meeting Type: Annual
Record Date:  JUN 01, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Michael J. Castellano    For       For          Management
1.2   Elect Director Richard E. Cavanagh      For       For          Management
1.3   Elect Director Frank J. Fabozzi         For       For          Management
1.4   Elect Director Kathleen F. Feldstein    For       For          Management
1.5   Elect Director James T. Flynn           For       For          Management
1.6   Elect Director Jerrold B. Harris        For       For          Management
1.7   Elect Director R. Glenn Hubbard         For       For          Management
1.8   Elect Director W. Carl Kester           For       For          Management
1.9   Elect Director Barbara G. Novick        For       For          Management
1.10  Elect Director John M. Perlowski        For       For          Management
1.11  Elect Director Karen P. Robards         For       For          Management

--------------------------------------------------------------------------------

BLACKROCK NEW YORK MUNICIPAL INCOME QUALITY TRUST

Ticker:       BSE            Security ID:  09249U303
Meeting Date: JUL 29, 2015   Meeting Type: Annual
Record Date:  JUN 01, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Frank J. Fabozzi         For       For          Management
1.2   Elect Director James T. Flynn           For       For          Management
1.3   Elect Director Barbara G. Novick        For       For          Management
1.4   Elect Director John M. Perlowski        For       For          Management
1.5   Elect Director Karen P. Robards         For       For          Management

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) DWS Money Market Trust

By (Signature and Title) /s/Brian E. Binder
                                 Brian E. Binder, Chief Executive Officer and President

Date 4/15/16